Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Other Intangible Assets
Schedule of cost and accumulated amortization of currently marketed products

The cost and accumulated amortization of currently marketed products acquired from Talecris and Progenika at 31 December 2018 is as follows:

	Thousands of Euros
	Balance at		Translation	Balance at
	31/12/2017	Additions	differences	31/12/2018
Cost of currently marketed products - Gamunex	1,000,584	—	47,451	1,048,035
Cost of currently marketed products - Progenika	23,792	—	—	23,792
Accumulated amortisation of currently marketed products - Gamunex	(219,572)	(33,775)	(11,573)	(264,920)
Accumulated amortisation of currently marketed products - Progenika	(11,496)	(2,379)	—	(13,875)
Carrying amount of currently marketed products	793,308	(36,154)	35,878	793,032

The cost and accumulated amortization of currently marketed products acquired from Talecris and Progenika at 31 December 2019 is as follows:

	Thousands of Euros
	Balance at		Translation	Balance at
	31/12/2018	Additions	differences	31/12/2019
Cost of currently marketed products - Gamunex	1,048,035	—	21,007	1,069,042
Cost of currently marketed products - Progenika	23,792	—	—	23,792
Accumulated amortisation of currently marketed products - Gamunex	(264,920)	(35,661)	(5,284)	(305,865)
Accumulated amortisation of currently marketed products - Progenika	(13,875)	(2,379)	—	(16,254)
Carrying amount of currently marketed products	793,032	(38,040)	15,723	770,715